Securities - Debt Securities, Held-to-maturity, Credit Quality Indicator (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 48,596	$ 49,578
Unrealized gain (loss)	$ (4,576)	$ (4,867)
Ratings	0.00%	0.00%
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 25,824	$ 29,740
Unrealized gain (loss)	$ (3,541)	$ (3,492)
Ratings	0.00%	0.00%
U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 8,833	$ 9,123
Unrealized gain (loss)	$ (443)	$ (612)
Ratings	0.00%	0.00%
U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 3,669	$ 4,146
Unrealized gain (loss)	$ (322)	$ (401)
Ratings	0.00%	0.00%
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 3,395	$ 3,411
Unrealized gain (loss)	$ (243)	$ (295)
Ratings	0.00%	0.00%
Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 4,479	$ 2,137
Unrealized gain (loss)	$ (28)	$ (64)
Ratings	0.00%	0.00%
Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 555
Unrealized gain (loss)	$ 0
Ratings	0.00%
Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 1,816	$ 983
Unrealized gain (loss)	$ 2	$ (1)
Ratings	0.00%	0.00%
Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 14	$ 26
Unrealized gain (loss)	$ 0	$ 0
Ratings	0.00%	2.00%
Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 11	$ 12
Unrealized gain (loss)	$ (1)	$ (2)
Ratings	100.00%	100.00%
AAA/ AA-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%
AAA/ AA- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	23.00%	25.00%
AAA/ AA- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%
A+/ A- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	77.00%	54.00%
A+/ A- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%
BBB+/ BBB- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	2.00%
BBB+/ BBB- | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Non-U.S. government
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Foreign covered bonds
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%
BB+ and lower | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	17.00%
BB+ and lower | Other debt securities
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%